Right to Use Assets and Lease Liabilities - Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]

Right to use assets – operating leases are summarized below:

	December 31, 2021	December 31, 2020
Right to use assets, net	$3,886,866	$310,361

	December 31, 2021	December 31, 2020
Lease liability	$4,134,802	$321,004
Less: current portion	(161,838)	(8,905)
Lease liability, non-current	$3,972,964	$312,099

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Maturity analysis under these lease agreements are as follows:

For the period ended December 31, 2022	$652,653
For the period ended December 31, 2023	888,152
For the period ended December 31, 2024	821,296
For the period ended December 31, 2025	841,600
For the period ended December 31, 2026	860,551
Thereafter	2,478,412
Total	$6,542,664
Less: Present value discount	(2,407,862)
Lease liability	$4,134,802